EQUITY (Details Narrative) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Equity [Abstract]
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued	28,257,467	24,804,874	18,366,178
Common stock shares outstanding	28,257,467	24,804,874	18,366,178
Warrants vested	23,440,456
Intrinsic value	$ 52,105,394